CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020		52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	$ 617,104	$ 1,134	$ (35,477)	$ 1,262,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,122					97,122
Issue of restricted share units / performance share units (in shares)		70,097
Issue of restricted share units / performance share units	5	$ 5
Non-cash stock compensation expense	6,310		6,310
Share issuance costs	(5)		(5)
Other comprehensive loss, net of tax	(19,497)				(19,497)
Ending balance (in shares) at Mar. 31, 2021		52,858,190
Ending balance at Mar. 31, 2021	$ 1,934,171	$ 4,585	623,409	1,134	(54,974)	1,360,017
Beginning balance (in shares) at Dec. 31, 2021	81,554,683	81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	6,733,910	1,134	(90,937)	1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,970					111,970
Exercise of share options (in shares)		84,090
Exercise of share options	7,497	$ 6	7,491
Issue of restricted share units / performance share units (in shares)		74,769
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	18,840		18,840
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		(420,530)
Share repurchase program	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	(17)					(17)
Other comprehensive loss, net of tax	$ (35,818)				(35,818)
Ending balance (in shares) at Mar. 31, 2022	81,293,012	81,293,012
Ending balance at Mar. 31, 2022	$ 8,069,317	$ 6,622	$ 6,760,238	$ 1,162	$ (126,755)	$ 1,428,050